Basis of preparation and significant accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 1,606	€ 2,464
Adjustment of the EU IAS 39 carve-out	8,594	956
Tax effect of the adjustment	(2,456)	(260)
Effect of adjustment after tax	6,139	697
In accordance with IFRS-IASB (attributable to the equityholdersshareholders of the parent)	€ 7,745	€ 3,161